Concentrations - Schedule of Concentration Risk (Details) (10-K) (Parenthetical)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Supplier Concentration Risk [Member]
Concentration risk	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%